Note 4 - Stockholder's Equity (Details) - Since Inception	4 Months Ended
Oct. 09, 2020 $ / shares shares
Common Stock, Shares Authorized	50,000,000
Common Stock, Shares, Outstanding	50,000,000
Sale of Stock Transaction 1
Sale of Stock, Transaction Date	Sep. 09, 2020
Stock Issued During Period, Shares, New Issues	40,000,000
Sale of Stock, Price Per Share | $ / shares	$ 0.065575
Sale of Stock Transaction 1 | Minimum
Sale of Stock, Price Per Share | $ / shares	0.000098
Sale of Stock Transaction 1 | Maximum
Sale of Stock, Price Per Share | $ / shares	$ 0.40
Sale of Stock Transaction 2
Sale of Stock, Transaction Date	Sep. 09, 2020
Stock Issued During Period, Shares, New Issues	10,000,000